MEMBERS' EQUITY STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of PBF LLC units
Information about the issued classes of PBF LLC units for the years ended December 31, 2017, 2016 and 2015, is as follows:

	Series A Units	Series B Units	Series C Units
Balance - January 1, 2014	57,201,674	1,000,000	39,665,473
Secondary offering transactions	(48,000,000)	—	48,000,000
Issuances of restricted stock	—	—	30,348
Exercise of warrants and options	26,533	—	—
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(56,694)	—	56,694
Redemption of C Units in connection with stock repurchase	—	—	(5,765,946)
Surrender of units for tax withholding	(817)	—	(5,450)
Balance - December 31, 2014	9,170,696	1,000,000	81,981,119
Secondary offering transaction	(3,804,653)	—	3,804,653
Issuances of restricted stock	—	—	247,720
Exercise of warrants and options	149,974	—	12,766
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(529,178)	—	529,178
Redemption of C Units in connection with stock repurchase	—	—	(284,771)
Surrender of units for tax withholding	(1,481)	—	(8,732)
Purchase of Series C units in connection with the October 2015 Equity Offering	—	—	11,500,000
Balance—December 31, 2015	4,985,358	1,000,000	97,781,933
Issuance of restricted stock	—	—	320,458
Exercise of warrants and options	25,550	—	11,650
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(1,090,006)	—	1,090,006
Purchase of Series C units in connection with the December 2016 Equity Offering	—	—	10,000,000
Balance—December 31, 2016	3,920,902	1,000,000	109,204,047
Issuance of restricted stock	—	—	702,404
Exercise of warrants and options	64,373	—	462,500
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(196,580)	—	196,580
Redemption of C Units in connection with stock repurchase	(21,231)	—	21,231
Balance—December 31, 2017	3,767,464	1,000,000	110,586,762